Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Nov. 23, 2020
Contract balance	$ 0	$ 0
Material changes	$ 0